BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 72.5%
	EQUITY - 13.7%
19,978	Alerian MLP ETF	$ 730,396
5,990	ALPS Sector Dividend Dogs ETF	270,509
15,400	Global SuperDividend US ETF	271,502
44,794	Global X Nasdaq 100 Covered Call ETF	701,474
3,709	iShares Residential and Multisector Real Estate ETF	266,380
5,500	JPMorgan Equity Premium Income ETF	281,765
19,800	VanEck Vectors BDC Income ETF	268,686
		2,790,712
	FIXED INCOME - 56.8%
34,183	Invesco Variable Rate Preferred ETF	748,608
2,901	iShares Agency Bond ETF	308,957
12,630	iShares Floating Rate Bond ETF	634,910
3,690	iShares JP Morgan USD Emerging Markets Bond ETF	292,986
8,123	iShares MBS ETF	743,904
8,924	iShares National Muni Bond ETF	915,424
9,500	iShares Treasury Floating Rate Bond ETF	479,750
12,830	Janus Henderson AAA CLO ETF	629,953
8,969	PGIM Active High Yield Bond ETF	294,677
11,240	Schwab US TIPS ETF	582,232
22,204	SPDR Blackstone Senior Loan ETF	907,478
6,918	SPDR Bloomberg Convertible Securities ETF	437,909
13,916	SPDR Bloomberg International Treasury Bond ETF	289,870
25,523	SPDR Bloomberg Short Term High Yield Bond ETF	606,937
16,488	VanEck International High Yield Bond ETF	296,784
17,666	Vanguard Intermediate-Term Corporate Bond ETF	1,336,963
16,872	Vanguard Total Bond Market ETF	1,203,480
27,265	Xtrackers USD High Yield Corporate Bond ETF	892,656
		11,603,478
	MIXED ALLOCATION - 2.0%
23,976	Invesco CEF Income Composite ETF	418,381

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,041,201)	14,812,571

BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
SHORT-TERM INVESTMENT — 27.4%
MONEY MARKET FUND - 27.4%
5,595,334	Fidelity Government Portfolio Institutional Class, 2.73% (Cost $5,595,334)(a)	$ 5,595,334

	TOTAL INVESTMENTS - 99.9% (Cost $22,636,535)	$ 20,407,905
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	23,339
	NET ASSETS - 100.0%	$ 20,431,244

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of September 30, 2022.

BTS TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 100.0%
MONEY MARKET FUNDS - 100.0%
140,298,947	Fidelity Government Portfolio Institutional Class, 2.73% (Cost $140,298,947)(a)	$ 140,298,947

	TOTAL INVESTMENTS - 100.0% (Cost $140,298,947)	$ 140,298,947
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(b)	(43,589)
	NET ASSETS - 100.0%	$ 140,255,358

(a)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(b)	Percentage rounds to less than 0.1%.